Other income (loss), net	6 Months Ended
Mar. 31, 2026
Other Income and Expenses [Abstract]
Other income (loss), net
12	Other income (loss), net

	Six months ended March 31,
	2026	2025
	US$	US$
Interest income	361,398	1,162
Government grant	1,168	-
Exchange (loss) gain	(29,805)	112,322
Others	487	130,853
	333,248	244,337